Notes to the Balance Sheet - Summary of Audit fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Audit Fees	€ 2,472	€ 2,335
Fees for Other Assurance Services	700	112
Other Fees for Other Services	5	11
Accruals for Audit Fees and other related Costs	€ 3,178	€ 2,458